Reinsurance and Retrocessional Reinsurance (Details) - USD ($) $ in Millions	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Insurance [Abstract]
Reinsurance recoverable on reserves for losses and loss adjustment expenses	$ 1,491.9	$ 1,255.6	$ 1,135.2	$ 1,108.6
Reinsurance recoverable for paid claims and claims adjustments	296.1	278.4
Reinsurance recoverables on paid losses, allowance	0.2	0.2
Reinsurance recoverables on unpaid losses, allowance	$ 0.8	$ 0.8